UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               ---------------

 Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:     TCG Holdings, L.L.C.
           ------------------------------
 Address:  c/o The Carlyle Group
           ------------------------------
           1001 Pennsylvania Avenue, NW
           ------------------------------
           Suite 220 S.
           ------------------------------
           Washington, DC  20004-2505
           ------------------------------

 Form 13F File Number:  28- 12410
                            ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
        -------------------------------
 Title: Managing Director
        -------------------------------
 Phone: 202-729-5626
        -------------------------------

Signature, Place, and Date of Signing:

 /s/ Daniel A. D'Aniello       Washington, DC       August 5, 2010
-------------------------      --------------       --------------
        Signature               City, State             Date


[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number                 Name

 28-
    -----------------------           --------------------------------------

                             ---------------------
                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                         -------------

 Form 13F Information Table Entry Total: 7
                                         -------------

 Form 13F Information Table Value Total: $166,074
                                         --------------
                                          (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.       Form 13F File Number           Name

 1         28-12429                       Carlyle Investment Management L.L.C.
 -------      --------------------        ------------------------------------

                          FORM 13-F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
--------------     --------------  --------   --------    ---------------------    ----------  ---------  -------------------------
                                               VALUE      SHRS OR    SH/   PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT    PRN   CALL   DISCRETION  MANAGERS   SOLE     SHARED      NONE

Anadarko Pete       Com             032511107   $632       17,500    SH     --     Shared-       1                17,500
Corp                                                                               Defined

Dex One Corp        Com             25212W100   $422       22,186    SH     --     Shared-       1                22,186
                                                                                   Defined

Lear Corp           Com New         521865204   $13,333    201,409   SH     --     Shared-       1                201,409
                                                                                   Defined

SPDR Series Trust   S&P             78464A888   $215       15,000    SH     --     Shared-       1                15,000
                    Homebuild                                                      Defined

SuperMedia Incb     Com             868447103   $231       12,640    SH     --     Shared-       1                12,640
                                                                                   Defined

Time Warner Cable   Com             88732J207   $963       18,500    SH     --     Shared-       1                18,500
Inc                                                                                Defined

Triumph Group Inc   Com             896818101   $150,278   2,286,291 SH     --     Shared-       1                2,286,291
New                                                                                Defined